VedderPrice	VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
312-609-7500
FAX: 312-609-5005
COREY L. ZARSE
312-609-7785	CHICAGO • NEW YORK CITY • WASHINGTON D.C.
czarse@vedderprice.com

November 24, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
          Re: Asset Management Fund (the “Registrant”); File No. 811-03541
To The Commission:
          On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of John Hancock Large Cap Select Fund (“JH Large Cap Fund”), a series of John Hancock Capital Series (File No. 811-01677), into AMF Large Cap Equity Fund, a series of the Registrant (the “Reorganization”).
          To accomodate a number of business and operational constraints regarding the timing of the Reorganization, on or about December 15, 2008, the Registrant intents to File by letter a request for acceleration of effectiveness as of December 16, 2008.
          Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.

Very truly yours,
/s/Corey L. Zarse

CLZ/kc
Enclosures